Accrued Expenses (Details) - Schedule of accrued expenses - EQRx, INC. [Member] - USD ($) $ in Thousands	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Dec. 31, 2020
Accrued Expenses (Details) - Schedule of accrued expenses [Line Items]
External research and development		$ 11,567	$ 9,870
Accrued professional services	116	2,187	723
Accrued consulting	424	1,256	334
Accrued compensation	524	4,874	120
Other	50	300	118
Total accrued expenses	$ 1,114	$ 20,184	$ 11,165